Leases - Summary of Lease Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease, Cost [Abstract]
Operating lease expenses	¥ 11,729	¥ 2,157
Short-term lease expenses	6,947	2,510
Variable lease expenses	39,282	20,813
Total lease expenses	57,958	25,480	¥ 14,825
Cash paid for amounts included in the measurement of operating lease liabilities	12,431	658
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 91,893	¥ 26,030